IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Apr. 30, 2022	Oct. 31, 2021
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 79.8	$ 73.2
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	10.0	6.3
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	4.2	4.6
Standardized approach risk [member] | Business and government portfolios [member] | Corporates [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	51.7	45.3
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	25.9	26.3
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 2.2	$ 1.6